BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Controlling Company (Details) - Telecom Argentina	12 Months Ended
Dec. 31, 2023
Cablevision Holding
Related party balances and transactions
Ownership percentage by parent	28.16%
VLG and Fintech Telecom, LLC
Related party balances and transactions
Ownership percentage by parent	21.84%
Percentage of shares contributed in voting trust	10.92%